LEASE - Maturities of operating lease (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Future lease payments under operating lease
2026	$ 119,887
2027	30,729
Total future lease payments	150,616
Less: imputed interest	(7,948)
Total lease liabilities	142,668	$ 400,000
Less: Long term portions	(27,637)	(136,683)
Lease liabilities - current portions	$ 115,031	$ 264,316